Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases
Schedule of the components of lease expense

The components of lease expense for the three and nine months ended September 30, 2025, and 2024, are presented as follows (in thousands):

	FOR THE THREE MONTHS ENDED SEPTEMBER 30,		FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2025	2024	2025	2024
Operating lease costs	$578	$409	$1,652	$1,118
Total lease costs	$578	$409	$1,652	$1,118

Schedule of supplemental combined and condensed consolidated balance sheet information related to leases

The following table provides supplemental combined and condensed consolidated balance sheet information related to leases as of September 30, 2025, and December 31, 2024 (in thousands, except lease term and discount rate):

		AS OF SEPTEMBER 30,	AS OF DECEMBER 31,
	CLASSIFICATION	2025	2024
Assets
Operating lease right-of-use assets	Other assets	$4,089	$4,449
Total lease right-of-use assets		$4,089	$4,449

Liabilities
Operating lease liabilities	Other liabilities	$4,569	$4,860
Total lease liabilities		$4,569	$4,860

Weighted-average remaining lease term (in years)		4.8	5.5
Weighted-average discount rate		7.5%	7.5%

Schedule of minimum future payments on non-cancellable operating leases

Minimum future payments on non-cancellable operating leases as of September 30, 2025, are summarized as follows (in thousands):

OPERATING LEASES
2025	$328
2026	1,506
2027	1,137
2028	820
2029	552
Thereafter	1,164
Total undiscounted lease payments	5,507
Less: imputed interest	(938)
Lease obligations under operating leases	$4,569